STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

January 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Banks - 2.0%
JPMorgan Chase & Co.	135,275		17,405,834
Capital Goods - .7%
Safran	49,925	[a]	6,296,104
Commercial & Professional Services - .9%
IHS Markit	89,475		7,791,483
Consumer Durables & Apparel - 6.4%
adidas	32,475	[a]	10,322,425
Hermes International	9,976	[a]	10,189,386
LVMH	58,525		35,337,009
			55,848,820
Consumer Services - 1.8%
McDonald's	74,775		15,541,236
Diversified Financials - 4.2%
BlackRock	33,275		23,334,426
London Stock Exchange Group	39,950	[a]	4,750,438
S&P Global	26,925		8,535,225
			36,620,089
Energy - 1.4%
Chevron	147,300		12,549,960
Food, Beverage & Tobacco - 10.0%
Altria Group	212,100		8,713,068
Diageo, ADR	65,275	[a,b]	10,461,624
Nestle, ADR	202,630	[a]	22,755,349
PepsiCo	96,050		13,117,549
Philip Morris International	203,550		16,212,757
The Coca-Cola Company	317,425		15,284,014
			86,544,361
Health Care Equipment & Services - 4.1%
Abbott Laboratories	168,875		20,871,261
Intuitive Surgical	14,975	[a]	11,195,909
UnitedHealth Group	11,475		3,827,831
			35,895,001
Household & Personal Products - 5.2%
L'Oreal, ADR	542,925	[a,b]	38,287,071
The Estee Lauder Companies, Cl. A	27,775		6,572,954
			44,860,025
Insurance - 2.0%
AIA Group	728,275	[a]	8,923,127

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Insurance - 2.0% (continued)
Chubb	58,675		8,547,187
			17,470,314
Materials - 2.0%
Air Liquide, ADR	399,340	[a]	13,062,411
Air Products & Chemicals	17,100		4,561,596
			17,624,007
Media & Entertainment - 15.6%
Alphabet, Cl. C	18,505	[a]	33,970,369
Comcast, Cl. A	334,210		16,566,790
Facebook, Cl. A	190,350	[a]	49,173,115
Nintendo	24,500		14,159,628
Tencent Holdings	133,825	[a]	11,715,452
The Walt Disney Company	58,811	[a]	9,890,246
			135,475,600
Pharmaceuticals Biotechnology & Life Sciences - 6.2%
AbbVie	56,475		5,787,559
Johnson & Johnson	44,475		7,255,207
Novo Nordisk, ADR	258,150	[a,b]	17,967,240
Roche Holding, ADR	523,925	[a]	22,743,584
			53,753,590
Retailing - 4.6%
Alibaba Group Holding, ADR	51,150	[a]	12,983,405
Amazon.com	8,425	[a]	27,012,235
			39,995,640
Semiconductors & Semiconductor Equipment - 7.9%
ASML Holding	66,200		35,361,392
Texas Instruments	202,775		33,597,790
			68,959,182
Software & Services - 12.1%
Microsoft	326,130		75,649,115
Visa, Cl. A	153,900	[b]	29,741,175
			105,390,290
Technology Hardware & Equipment - 8.3%
Apple	544,400		71,839,024
Transportation - 4.2%
Canadian Pacific Railway	74,675		25,107,228
Union Pacific	57,275		11,310,094
			36,417,322
Total Common Stocks (cost $260,412,163)			866,277,882

	1-Day Yield (%)
Investment Companies - ..1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,531,354)	0.08	1,531,354	[c]	1,531,354

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,499,280)	0.04	2,499,280	[c]	2,499,280
Total Investments (cost $264,442,797)		100.0%		870,308,516
Liabilities, Less Cash and Receivables		(.0%)		(350,169)
Net Assets		100.0%		869,958,347

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $41,308,309 and the value of the collateral was $43,228,777, consisting of cash collateral of $2,499,280 and U.S. Government & Agency securities valued at $40,729,497.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	764,584,313	101,693,569	††	-	866,277,882
Investment Companies	4,030,634	-		-	4,030,634
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	72		-	72
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(88)		-	(88)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Worldwide Growth Fund

January 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley
United States Dollar	27,847	Hong Kong Dollar	215,908	2/1/2021	-
United States Dollar	98,039	Euro	80,854	2/1/2021	(88)
United States Dollar	14,819	Japanese Yen	1,545,893	2/1/2021	60
United States Dollar	5,910	British Pound	4,304	2/1/2021	12
Gross Unrealized Appreciation					72
Gross Unrealized Depreciation					(88)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2021, accumulated net unrealized appreciation on investments was $605,865,719, consisting of $606,147,792 gross unrealized appreciation and $282,073 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.